LEASES - Narrative (Details) - USD ($) $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Jan. 03, 2021	Aug. 28, 2020	Dec. 29, 2019	Dec. 30, 2018
Lessee, Lease, Description [Line Items]
Rent expense	$ 3,600	$ 7,700	$ 8,200	$ 12,700
Present value of lease liabilities	$ 8,967		$ 6,055
Maximum
Lessee, Lease, Description [Line Items]
Lease term	12 years
Vehicles, Equipment And Distribution Centers | Minimum
Lessee, Lease, Description [Line Items]
Lease term	1 month